UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:               June 30, 2001
                                                            --------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia                July 12, 2001
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     86
                                        -------------

Form 13F Information Table Value Total: $ 254,660
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ALLSTATE CORP.                  COM              020002101      4805   110300   SH       Sole                110300

ACCLAIM ENTERTAINMENT           COM              004325205      1459   299000   SH       Sole                299000
ACTIVISION INC                  COM              004930202      4463   113700   SH       Sole                113700
ADVANCED MICRO DEVICES          COM              007903107      1465    50700   SH       Sole                 50700
AGNICO-EAGLE MINES              COM              008474108       850   100000   SH       Sole                100000
ALBERTA ENERGY                  COM              012873105       346     8400   SH       Sole                  8400
ALCOA INC                       COM              013817101      6438   163400   SH       Sole                163400
AMERICAN HOME PRODUCTS CORP.    COM              026609107      2896    49300   SH       Sole                 49300
AOL TIME WARNER                 COM              00184a105      8130   153400   SH       Sole                153400
ARCH COAL, INC.                 COM              039380100      4579   177000   SH       Sole                177000
ARQULE, INC.                    COM              04269e107      1462    67500   SH       Sole                 67500
AUTONATION, INC.                COM              05329w102      4659   401600   SH       Sole                401600
AXCELIS TECHNOLOGIES            COM              054540109      2815   190200   SH       Sole                190200
BANK OF AMERICA                 COM              060505104      5385    89700   SH       Sole                 89700
BARRICK GOLD CORP COM           COM              067901108      1818   120000   SH       Sole                120000
BERKSHIRE HATHAWAY CL.B         COM              084670207      4427     1925   SH       Sole                  1925
BIOMARIN PHARMACEUTICAL         COM              09061g101      2347   177700   SH       Sole                177700
BLACKROCK, INC.                 COM              09247x101      1433    41800   SH       Sole                 41800
CABLEVISION NY GROUP CL A       COM              12686C109     10618   181500   SH       Sole                181500
CARDIAC SCIENCE, INC.           COM              141410209       413   152800   SH       Sole                152800
CASELLA WASTE SYSTEMS           COM              147448104      1802   144200   SH       Sole                144200
CENDANT CORP COM                COM              151313103      3896   199800   SH       Sole                199800
CHARTER COMMUNICATIONS          COM              16117m107      5394   231000   SH       Sole                231000
CHICO'S FAS, INC.               COM              168615102      4339   145850   SH       Sole                145850
COLUMBIA SPTSWR                 COM              198516106      1423    27900   SH       Sole                 27900
COMCAST CORP. CL-A              COM              200300200      7669   176700   SH       Sole                176700
CONCORD EFS                     COM              206197105      2018    38800   SH       Sole                 38800
DARDEN RESTAURANTS, INC.        COM              237194105      4587   164400   SH       Sole                164400
DELL COMPUTER CORP.             COM              247025109      3363   128600   SH       Sole                128600
DISCOVERY LABORATORIES, INC.    COM              254668106      1049   199900   SH       Sole                199900
DPL INC COM                     COM              233293109      3532   121975   SH       Sole                121975
DUKE ENERGY                     COM              264399106      3857    98880   SH       Sole                 98880
ELIZABETH ARDEN, INC.           COM              28660g106       759    31100   SH       Sole                 31100
ESPERION THERAPEUTICS           COM              29664r106       215    20000   SH       Sole                 20000
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109       634   264300   SH       Sole                264300
GENOMICA CORP.                  COM              37243q101       581   135100   SH       Sole                135100
H&R BLOCK, INC.                 COM              093671105      3938    61000   SH       Sole                 61000
HAIN CELESTICAL GROUP           COM              405217100       440    20000   SH       Sole                 20000
HARMONY GOLD MINING             COM              413216300       484    85000   SH       Sole                 85000
HARSCO CORP.                    COM              415864107       950    35000   SH       Sole                 35000
INFONET SERVICES                COM              45666t106       443    52100   SH       Sole                 52100
INKINE PHARMACEUTICAL           COM              457214104       223    45500   SH       Sole                 45500
INTL. GAME TECHNOLOGY           COM              459902102     11132   177400   SH       Sole                177400
ISHARES MSCI JAPAN              COM              464286848       641    62700   SH       Sole                 62700
L-3 COMMUNICATIONS              COM              502424104      2632    34500   SH       Sole                 34500
LINCOLN NATIONAL INSURANCE      COM              534187109     14288   276100   SH       Sole                276100
LOCKHEED MARTIN                 COM              539830109      9540   257500   SH       Sole                257500
MCDATA CORP. - A                COM              580031201       702    40000   SH       Sole                 40000
MICROSOFT CORP                  COM              594918104      3358    46000   SH       Sole                 46000
MICROTUNE, INC.                 COM              59514p109       660    30000   SH       Sole                 30000
MIDWAY GAMES                    COM              598148104       374    20200   SH       Sole                 20200
MISONIX, INC.                   COM              604871103       109    15000   SH       Sole                 15000
NASDAQ 100                      COM              631100104     10342   226300   SH       Sole                226300
NBTY, INC.                      COM              628782104      2556   205500   SH       Sole                205500
NEWMONT MINING CORP.            COM              651639106      1988   106800   SH       Sole                106800
O2 MICRO INTERNATIONAL          COM              g6797e106      1345   122300   SH       Sole                122300
OPTIMAL ROBOTICS                COM              68388r208       570    15000   SH       Sole                 15000
PALM, INC.                      COM              696642107      2202   362800   SH       Sole                362800
PATHMARK STORES                 COM              70322a101     14332   582600   SH       Sole                582600
PHILIP MORRIS CO., INC.         COM              718154107      4055    79900   SH       Sole                 79900
PROFIT RECOVERY GROUP           COM              743168106      1839   160500   SH       Sole                160500
RAINBOW MEDIA GROUP             COM              12686c844       575    22300   SH       Sole                 22300
RUBY TUESDAY, INC.              COM              781182100      1655    96800   SH       Sole                 96800
RYERSON TULL                    COM              78375p107      2494   184900   SH       Sole                184900
SKECHERS USA                    COM              830566105       547    18700   SH       Sole                 18700
SONIC AUTOMOTIVE, INC.          COM              83545g102       955    50000   SH       Sole                 50000
SRI/SURGICAL EXPRESS            COM              78464w104       435    14300   SH       Sole                 14300
STANLEY WORKS                   COM              854616109      3271    78100   SH       Sole                 78100
THE BISYS GROUP, INC.           COM              055472104      1770    30000   SH       Sole                 30000
UST CORP.                       COM              902911106      2335    80900   SH       Sole                 80900
USX U.S. STEEL GROUP            COM              90337T101      7603   377300   SH       Sole                377300
VENATOR GROUP                   COM              922944103       153    10000   SH       Sole                 10000
WASTE MANAGEMENT INC            COM              94106l109     17706   574500   SH       Sole                574500
WHOLE FOODS MARKET, INC.        COM              966837106      2241    82700   SH       Sole                 82700
WILD OATS MARKETS INC           COM              96808B107       937    90000   SH       Sole                 90000
WOLVERINE WORLDWIDE             COM              978097103      5322   297800   SH       Sole                297800
AMZN PUT 1/19/02 15.00          PUT              02313m8ac       507     1300   SH  PUT  Sole                  1300
AVNT PUT 1/19/02 20.00          PUT              0534878md      1068     1443   SH  PUT  Sole                  1443
CNC PUT 1/19/02 15.00           PUT              20846l8mc       765     2832   SH  PUT  Sole                  2832
CSCO PUTS 1/19/02 20.00         PUT              17275v8md       289      804   SH  PUT  Sole                   804
EXFO PUT 8/18/01 25.00          PUT              3020438he      1514     1802   SH  PUT  Sole                  1802
IMNX PUT 1/19/02 30.00          PUT              45235j8af       597      459   SH  PUT  Sole                   459
JDSU PUT 1/19/02 35.00          PUT              4659518ag       372      169   SH  PUT  Sole                   169
LLTC PUT 11/17/01 50.00         PUT              5356788kj       460      495   SH  PUT  Sole                   495
LVLT PUT 1/19/02 15.00          PUT              52729l8ac       333      351   SH  PUT  Sole                   351
LVLT PUT 1/19/02 35.00          PUT              52729l8ag       291      100   SH  PUT  Sole                   100
PVN PUT 1/19/02 55.00           PUT              74407k8ak       201      372   SH  PUT  Sole                   372


REPORT SUMMARY                               86 DATA RECORDS   254660           1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

